Summary of Property, Plant, and Equipment Expected Life Salvage Value and Basis of Depreciation (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Drilling Rig Tubulars Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected Life	4 to 5 years	[1]	5 to 8 years

[1]	Expected life changed to 4 to 5 years in 2025 (previously 5 to 8 years, depending on geographical location); see Note (q) for further discussion.